ORGANIZATION, OPERATIONS AND BASIS OF PRESENTATION (Details)	12 Months Ended
Jan. 31, 2024
Joint venture, variable interest entity in which entity is primary beneficiary
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Equity interest in a joint venture	50.00%